Related Party Transactions (Details Narrative)									1 Months Ended								3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	May 11, 2017 $ / shares shares	Mar. 01, 2017 shares	Feb. 10, 2017 shares	Jan. 10, 2017 shares	Sep. 09, 2016 USD ($) $ / shares shares	Mar. 15, 2016 $ / shares shares	Feb. 02, 2016 USD ($) $ / shares shares	May 01, 2015 USD ($) Installment	Jul. 21, 2017 USD ($) $ / shares shares	Jun. 28, 2017 USD ($) $ / shares shares	Mar. 01, 2017 shares	Feb. 28, 2017	Feb. 28, 2017	Feb. 23, 2017 USD ($)	Feb. 17, 2017 shares	Sep. 25, 2014 USD ($) Installment	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	May 11, 2018 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Feb. 27, 2017 shares	Nov. 01, 2015 USD ($)
Common stock shares reserved under stock option plan | shares																	102,582		102,582			19,595,000
Stock option grant vested | $ / shares																			$ 3.38	$ 1.41	$ 37,500	$ 1.18
Accounts payable																	$ 20,000		$ 20,000			$ 33,290	$ 30,095
Research and development expense																	$ 139,819	$ 45,381	$ 363,785	$ 231,013		$ 309,503	281,218
Exercise Price | $ / shares																	$ 3.09		$ 3.09			$ 1.42
Charitable Grant Agreement [Member]
Donation to the University																$ 75,000
Donation periodic payment																$ 9,375
Number of installments | Installment																8
Charitable Gift Agreement [Member]
Donation to the University																									$ 83,000
Dr. Gerlach [Member]
Compensation expense for services																	$ 10,000	9,200	$ 28,540	33,210		$ 42,480	36,720
Accounts payable																	10,000		10,000			18,540
Joseph Sierchio [Member]
Annual retainer payable																	6,000		$ 6,000			$ 6,000
Common stock shares reserved under stock option plan | shares	75,000					50,000																50,000
Exercise price | $ / shares	$ 4.20																		$ 1.91			$ 1.91
Legal fees																	15,115	30,080	$ 195,783	121,595		$ 168,775	101,700
Accounts payable																	10,000		10,000			11,750	8,322
Kenneth Kirkland [Member]
Annual retainer payable																	6,000		6,000			$ 6,000
Common stock shares reserved under stock option plan | shares	75,000					50,000																50,000
Exercise price | $ / shares	$ 4.20					$ 1.91																$ 1.91
Option agreement [Member] | Dr. Gerlach [Member]
Number of installments | Installment								4
Fees payable under agreement								$ 24,000
Due to related party periodic payment								6,000
Research and development expense								$ 24,000
Series A [Member] | Dr. Gerlach [Member]
Common stock shares reserved under stock option plan | shares				240,000
Debt conversion converted instrument shares issued | shares				204,571
KCC [Member] | Loan agreement [Member]
Convertible debt financing, Maximum amount					$ 900,000
Convertible debt financing, Loan received					700,000									$ 395,000			395,000		395,000
Convertible debt financing, Remaining amount					$ 200,000
Interest rate					7.00%
Maturity date					Dec. 31, 2017									Feb. 23, 2018
Debt instrument conversion feature					(i) $1.54; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23.									(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Debt instrument floor price | $ / shares					$ 1.23
KCC [Member] | Series B and C warrants [Member]
Debt conversion converted instrument shares issued | shares		4,273,831
KCC [Member] | Series C Warrant [Member]
Number of warrants exercised | shares											3,092,637
KCC [Member] | Series B Warrant [Member]
Number of warrants exercised | shares											1,326,087
Debt conversion converted instrument shares issued | shares							2,173,913
Exercise Price | $ / shares							$ 0.46
Proceeds from issuance of common stock							$ 1,000,000
KCC [Member] | Series F Warrant [Member]
Number of warrants exercised | shares										114,493
Debt conversion converted instrument shares issued | shares										114,493
Exercise Price | $ / shares										$ 3.01
Proceeds from issuance of common stock										$ 344,624
KCC [Member] | Series F Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan | shares																								114,493
Debt instrument conversion feature													(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
Warrant expiration period													5 years
KCC [Member] | Series E Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan | shares					584,416
Debt instrument conversion feature					(i) $1.54; or (ii) a 20% discount to the average closing price of the Companys common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant.
Warrant expiration period					5 years
KCC [Member] | Private Placement Member
Common stock shares reserved under stock option plan | shares									410,000
Unit price per share | $ / shares									$ 2.44
Proceeds from units reserved for future issuance									$ 1,000,400
Terms of agreement									Each unit consisted of one share of common stock and one Series G Warrant to purchase one (1) share of common stock at an exercise price of $2.68 per share through July 21, 2022. The warrants may be exercised on a cashless basis
KCC [Member] | Private Placement Member | Series G [Member]
Exercise price | $ / shares									$ 2.68
Joseph Sierchio [Member] | Loan agreement [Member]
Convertible debt financing, Loan received														$ 25,000
Maturity date														Feb. 23, 2018
Debt instrument conversion feature														(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Joseph Sierchio [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan | shares			70,000
Debt conversion converted instrument shares issued | shares			38,642
Joseph Sierchio [Member] | Series F Warrant [Member] | Loan agreement [Member]
Debt instrument conversion feature												(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
Warrant expiration period												5 years
Thomas bold [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan | shares															40,000
Debt conversion converted instrument shares issued | shares															34,296
Satterlee Stephens LLP [Member]
Accounts payable																						$ 11,750
StemCell Systems [Member]
Incurred expenses																	$ 39,708	$ 24,000	$ 146,538	$ 134,567		$ 184,517	$ 194,336